SUBSEQUENT EVENTS (Details) - Events After Reporting Period [Member]	Sep. 10, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	Nov. 28, 2025 shares
Pest Fighter [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Equity interest percentage		100.00%
Consideration paid (received)		$ 150,000
Consideration sale of shares value		117,573
Paid cash consideration		$ 150,000
Class A Ordinary Shares [Member] | Share Incentive Plan 2025 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares			6,500,000
Securities Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Combined purchase price per share (in Dollars per share) | $ / shares	$ 0.42
Combined purchase price per share together with warrants	1.5
Warrant exercisable per share (in Dollars per share) | $ / shares	$ 0.5
Warrant exercisable term	3 years 6 months
Percentage of placement fee	7.50%
Transaction generated gross proceeds	$ 4,000,001
Transaction generated net proceeds	$ 3,695,239
Securities Purchase Agreement [Member] | Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares issued (in Shares) | shares	9,523,812
Warrants to purchase ordinary shares (in Shares) | shares	14,285,718